Administrative expenses	12 Months Ended
Dec. 31, 2017
Administrative expenses [Line Items]
Disclosure of general and administrative expense [text block]
24.	Administrative expenses

This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Personnel expenses	36,265	29,617	33,036
Sundry charges	12,510	15,531	21,248
Professional fees	12,663	11,696	10,364
Rentals	5,412	4,870	4,009
Insurance	3,911	3,023	5,105
Donations	3,006	4,280	3,336
Maintenance and repairs	2,657	1,076	973
Subscriptions and quotes	1,428	697	540
Board of Directors’ participation	1,422	1,140	1,055
Communications	1,376	1,557	1,281
Travel and mobility	1,053	914	787
Allowance for doubtful accounts, note 7(f)	676	5,087	903
Consumption of materials and supplies	616	416	1,032
Canons and tributes	602	1,460	824
Provision (reversal) of stock appreciation’s rights	-	328	(121)
	83,597	81,692	84,372

Minera Yanacocha SRL and subsidiary [Member]
Administrative expenses [Line Items]
Disclosure of general and administrative expense [text block]
18.	Administrative expenses
  This caption is made up as follows:
	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Management expenses	3,395	7,191	18,108
Other	1,365	1,589	1,920
	4,760	8,780	20,028